Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about construction in progress [line items]
Beginning balance	¥ 59,206
Ending balance	48,425	¥ 59,206
Construction in progress [member]
Disclosure of detailed information about construction in progress [line items]
Beginning balance	59,206	66,644
Additions	84,145	76,870
Transferred to property, plant and equipment	(88,607)	(77,861)
Transferred to intangible assets	(6,319)	(6,447)
Ending balance	¥ 48,425	¥ 59,206